Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net Revenue	$ 1,503,316	$ 1,336,058	$ 1,115,006
Ireland
Segment Reporting Information [Line Items]
Net Revenue	360,376	272,683	171,977
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	372,634	333,543	338,537
United States
Segment Reporting Information [Line Items]
Net Revenue	605,815	582,250	471,700
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 164,491	$ 147,582	$ 132,792